Schedule of Movement in Allowance for Doubtful Debts (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Credit Loss [Abstract]
Balance as at beginning of period
Provision for bad debts		1,181,916
Balance at end of period		$ 1,181,916